SEGMENT INFORMATION (Schedule of Revenue by Customers Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		$ 90,435	$ 97,035	$ 99,140
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		52,183	57,559	59,539
Asia / Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		27,686	29,466	27,131
Europe (including Ireland) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	[1]	$ 10,566	$ 10,010	$ 12,470

[1]	Revenue from customers in Ireland is not disclosed separately due to the immateriality of these revenues.